Related Parties (Details) - Schedule of General and Administrative Expenses - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Parties (Details) - Schedule of General and Administrative Expenses [Line Items]
Management compensation	R$ 16,377	R$ 14,174
Board of directors and executive board compensation [Member]
Related Parties (Details) - Schedule of General and Administrative Expenses [Line Items]
Management compensation	10,665	4,208
Bonus [Member]
Related Parties (Details) - Schedule of General and Administrative Expenses [Line Items]
Management compensation	1,879	8,249
Overall compensation [Member]
Related Parties (Details) - Schedule of General and Administrative Expenses [Line Items]
Management compensation	12,544	12,457
Share grants [Member]
Related Parties (Details) - Schedule of General and Administrative Expenses [Line Items]
Management compensation	R$ 3,833	R$ 1,717